Equity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Total net (income) loss allocated to noncontrolling interests	$ 131	$ 118	$ 294	$ 291	$ 924	$ 358	$ 8,860
JSAV
Class of Stock [Line Items]
Total net (income) loss allocated to noncontrolling interests	0	(82)	0	(93)	58	(49)	0
OpenKey
Class of Stock [Line Items]
Total net (income) loss allocated to noncontrolling interests	152	187	329	343	826	515	849
RED
Class of Stock [Line Items]
Total net (income) loss allocated to noncontrolling interests	(26)	5	(60)	(2)	68	0	0
Pure Wellness
Class of Stock [Line Items]
Total net (income) loss allocated to noncontrolling interests	$ 5	$ 8	$ 25	$ 43	$ (28)	$ 38	$ 0